Estimated Aggregate Amortization Expense for Intangible Assets for the Next Five Years (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Expected Amortization Expense [Line Items]
2013	¥ 3,071
2014	2,770
2015	2,359
2016	2,094
2017	¥ 1,734